FAIR VALUE MEASUREMENTS - Schedule of Change in The Level 3 Warrant Liability (Details) - Warrant [Member] - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 1,639	$ 0
Private warrants liability assumed in Transactions	0	7,291
Change in fair value of warrants liability	(789)	845
Reclassification of warrants liability to equity	(15)	0
Balance	$ 835	$ 8,136